Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 4,920,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 2	1.14
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 3	$ 10,120,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 4	$ (94,640)
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 5	0.60
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 1,850,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 8	0.88
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 6,675,360
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 11	1.08
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 1,580,883
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 4,336,864
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 14	1.16
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 1,064,963